Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2025
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2025	2024	2025	2024	2025	2024
Loans and advances to banks[1]	12,362	14,344	8,841	7,426	21,204	21,770
[1] Loans and advances to banks include EUR  -18  million (2024: EUR  -22  million) of Loan loss provisions.